SUBSEQUENT EVENTS AFTER BALANCE DATE (Details) - USD ($) $ in Millions	Feb. 17, 2025	Jun. 30, 2024
Subsequent Event [Abstract]
Award amount		$ 12.7
Subsequent Events [Member] | Definitive Feasibility Study [Member]
Subsequent Event [Abstract]
Award amount	$ 5.0
Subsequent Events [Member] | Maximum [Member]
Subsequent Event [Abstract]
Award amount	$ 47.1